Provision for IncomeTaxes (Details) - Schedule of Components of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Deferred Tax Assets [Abstract]
– Net operating loss carry forward	$ 28,441
Less: valuation allowance	(28,441)
Deferred tax assets, net